Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table summarizes R&D expenses, S&M expenses and G&A expenses for the three and nine months ended September 30, 2021 and 2020:

(in KUSD)	Three months ended September 30,		Nine months ended September 30,
R&D	2021	2020	2021	2020
External costs (1)	20,041	20,950	66,330	63,250
Employee expense (2)	16,764	11,205	49,180	30,230
R&D expenses	36,805	32,155	115,510	93,480

S&M
External costs	7,973	3,150	18,989	6,995
Employee expense (2)	9,072	2,966	27,188	5,753
S&M expenses	17,045	6,116	46,177	12,748

G&A
External costs (1)	4,599	4,098	15,204	8,654
Employee expense (2)	11,988	10,059	38,332	26,380
G&A expenses	16,587	14,157	53,536	35,034
(1) Includes depreciation expense
(2) Includes share-based compensation expense